Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Basic and Fully Diluted Loss per Share (in Dollars per share)	$ 0.00	$ (0.01)	$ 0.00
Weighted average shares outstanding Diluted	100,000,000	104,417,534	100,000,000